Other notes, Information About Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Carbon Revolution Pty Ltd [Member]
Subsidiaries [Abstract]
Name	Carbon Revolution Pty Ltd
Principal activities	Carbon fiber wheels
Country of incorporation	Australia
% equity interest	100.00%	[1]	0.00%
Carbon Revolution Operations Pty Ltd [Member]
Subsidiaries [Abstract]
Name	Carbon Revolution Operations Pty Ltd
Principal activities	Carbon fiber wheels
Country of incorporation	Australia
% equity interest	100.00%		100.00%
Carbon Revolution Technology Pty Ltd [Member]
Subsidiaries [Abstract]
Name	Carbon Revolution Technology Pty Ltd
Principal activities	N/A
Country of incorporation	Australia
% equity interest	100.00%		100.00%
Carbon Revolution (USA) LLC [Member]
Subsidiaries [Abstract]
Name	Carbon Revolution (USA) LLC
Principal activities	Carbon fiber wheels
Country of incorporation	United States
% equity interest	100.00%		100.00%
Carbon Revolution (UK) Limited [Member]
Subsidiaries [Abstract]
Name	Carbon Revolution (UK) Limited
Principal activities	Carbon fiber wheels
Country of incorporation	United Kingdom
% equity interest	0.00%	[2]	100.00%
Liquidation date	Aug. 15, 2023
Poppetell Merger Sub [Member]
Subsidiaries [Abstract]
Name	Poppettell Merger Sub
Principal activities	Twin Ridge merged with and into this entity
Country of incorporation	Cayman Islands
% equity interest	100.00%		0.00%

[1]	Carbon Revolution Pty Ltd, formerly Carbon Revolution Limited, was the ultimate parent of the Carbon Revolution group of companies in 2023.
[2]	Carbon Revolution (UK) Limited was liquidated on August 15, 2023.